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January 6, 2016

VIA EDGAR

Filing Room

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Market Vectors ETF Trust
Securities Act File No. 333-123257
Post-Effective Amendment No. 2,162
Investment Company Act File No. 811-10325
Amendment No. 2,166

Ladies and Gentlemen:

On behalf of Market Vectors ETF Trust (the “Trust”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 2,162 to the Trust’s Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A, together with exhibits thereto (the “Amendment”).

The interactive data file included as an exhibit to the Amendment relates to the prospectus for Market Vectors Generic Drugs ETF that was filed with the Securities and Exchange Commission pursuant to Rule 485(b) under the 1933 Act on November 23, 2015 (Accession No. 0000930413-15-004405).

In connection with the filing of the Amendment, we hereby represent, pursuant to Rule 485(b), that the Amendment filed pursuant to Rule 485(b) under the 1933 Act does not contain any disclosures which would render it ineligible to become effective pursuant to said Rule 485(b). No fees are required in connection with this filing.

If you have any questions, please feel free to contact me at (212) 698-3529.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss